Annual Fund Operating Expenses	Jul. 31, 2025
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Corporate Bond Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%	[1]
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	(0.10%)	[2]
Net Expenses (as a percentage of Assets)	0.79%
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Corporate Bond Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.16%	[1]
Expenses (as a percentage of Assets)	1.64%
Fee Waiver or Reimbursement	(0.10%)	[2]
Net Expenses (as a percentage of Assets)	1.54%
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Corporate Bond Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.16%	[1]
Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement	(0.10%)	[2]
Net Expenses (as a percentage of Assets)	1.04%
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Corporate Bond Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[1]
Expenses (as a percentage of Assets)	0.64%
Fee Waiver or Reimbursement	(0.10%)	[2]
Net Expenses (as a percentage of Assets)	0.54%
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Corporate Bond Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%	[1],[3]
Expenses (as a percentage of Assets)	0.56%
Fee Waiver or Reimbursement	(0.10%)	[2]
Net Expenses (as a percentage of Assets)	0.46%
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Extended Duration Bond Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%	[4]
Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement	(0.18%)	[5]
Net Expenses (as a percentage of Assets)	0.81%
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Extended Duration Bond Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.19%	[4]
Expenses (as a percentage of Assets)	1.74%
Fee Waiver or Reimbursement	(0.18%)	[5]
Net Expenses (as a percentage of Assets)	1.56%
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Extended Duration Bond Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.19%	[4]
Expenses (as a percentage of Assets)	1.24%
Fee Waiver or Reimbursement	(0.18%)	[5]
Net Expenses (as a percentage of Assets)	1.06%
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Extended Duration Bond Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%	[4]
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement	(0.18%)	[5]
Net Expenses (as a percentage of Assets)	0.56%
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Extended Duration Bond Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%	[4],[6]
Expenses (as a percentage of Assets)	0.66%
Fee Waiver or Reimbursement	(0.18%)	[5]
Net Expenses (as a percentage of Assets)	0.48%
(Nomura Floating Rate Fund - Classes A, C, R, Institutional and R6) | Nomura Floating Rate Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.02%	[7]
Expenses (as a percentage of Assets)	0.92%	[8]
Fee Waiver or Reimbursement	(0.00%)	[9]
Net Expenses (as a percentage of Assets)	0.92%
(Nomura Floating Rate Fund - Classes A, C, R, Institutional and R6) | Nomura Floating Rate Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.02%	[7]
Expenses (as a percentage of Assets)	1.67%	[8]
Fee Waiver or Reimbursement	(0.00%)	[9]
Net Expenses (as a percentage of Assets)	1.67%
(Nomura Floating Rate Fund - Classes A, C, R, Institutional and R6) | Nomura Floating Rate Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.02%	[7]
Expenses (as a percentage of Assets)	1.17%	[8]
Fee Waiver or Reimbursement	(0.00%)	[9]
Net Expenses (as a percentage of Assets)	1.17%
(Nomura Floating Rate Fund - Classes A, C, R, Institutional and R6) | Nomura Floating Rate Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.02%	[7]
Expenses (as a percentage of Assets)	0.67%	[8]
Fee Waiver or Reimbursement	(0.00%)	[9]
Net Expenses (as a percentage of Assets)	0.67%
(Nomura Floating Rate Fund - Classes A, C, R, Institutional and R6) | Nomura Floating Rate Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%	[10]
Acquired Fund Fees and Expenses	0.02%	[7]
Expenses (as a percentage of Assets)	0.60%	[8]
Fee Waiver or Reimbursement	(0.00%)	[9]
Net Expenses (as a percentage of Assets)	0.60%

[1]
2	“Other expenses” have been restated to reflect current fees.

[2]
4	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.54% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.46% of the Fund’s Class R6 shares’ average daily net assets, from December 1, 2025 through November 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

[3]
3	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”

[4]
2	“Other expenses” have been restated to reflect current fees.

[5]
4	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.56% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.48% of the Fund’s Class R6 shares’ average daily net assets, from December 1, 2025 through November 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

[6]
3	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”

[7]
3	Acquired fund fees and expenses sets forth the Fund’s pro rata portion of the cumulative expenses charged by the registered investment companies in which the Fund invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Fund’s assets. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s NAV.

[8]
4	The Total annual fund operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.

[9]
5	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.68% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.60% of the Fund’s Class R6 shares’ average daily net assets, from December 1, 2025 through November 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

[10]
2	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”